Basis of Preparation and Summary of Significant Accounting Policies - Summary of Impacts of Adoption of IFRS 9, IFRS 15 and IFRS 16 on Consolidated Financial Statements (Detail) - TRY (₺)
₺ in Thousands
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Property, plant and equipment	₺ 11,116,316	₺ 9,665,408	₺ 8,195,705
Right-of-use assets	1,649,602
Intangible assets	10,050,172	8,340,410	8,235,989
Investment properties	15,425	980
Trade receivables	115,001
Contract assets	3,513
Receivables from financial services	884,686	1,297,597
Deferred tax assets	152,732	96,060
Investments in equity accounted investees	19,413
Other non-current assets	421,306	356,620
Total non-current assets	24,428,166	19,913,363
Inventories	180,434	104,102
Trade receivables	2,505,990	2,848,572
Due from related parties	13,533	5,299
Receivables from financial services	3,286,243	2,950,523
Derivative financial instruments	1,356,062	981,396
Held to maturity investments		11,338
Financial asset at fair value through profit or loss	9,409
Financial asset at fair value through other comprehensive income	42,454
Contract assets	711,928
Cash and cash equivalents	7,419,239	4,712,333	6,052,352	₺ 2,918,796
Other current assets	1,091,512	1,160,605
Subtotal	16,616,804	12,774,168
Assets classified as held for sale	1,720,305	1,294,938
Total current assets	18,337,109	14,069,106
Total assets	42,765,275	33,982,469
Equity
Share capital	2,200,000	2,200,000
Share premium	269	269
Treasury shares (-)	(141,534)	(56,313)
Additional paid in capital	35,026	35,026
Reserves	2,503,537	1,542,679
Remeasurements of employee termination benefit	(34,871)	(44,776)
Retained earnings	11,359,317	11,312,276
Total equity attributable to equity holders of Turkcell Iletisim Hizmetleri AS ("the Company")	15,921,744	14,989,161
Non-controllinginterests	131,810	55,927
Total equity	16,053,554	15,045,088	₺ 16,068,397	₺ 14,418,902
Liabilities
Borrowings	13,119,636	8,257,995
Employee benefit obligations	224,747	197,666
Provisions	268,722	197,418
Deferred tax liabilities	862,360	651,122
Contract liabilities	131,598
Other non-current liabilities	364,610	409,337
Total non-current liabilities	14,971,673	9,713,538
Borrowings	7,035,909	4,278,154
Current tax liabilities	133,597	103,105
Trade and other payables	3,788,174	3,696,466
Due to related parties	45,331	6,980
Contract liabilities	255,756
Deferred revenue	8,948	193,831
Provisions	307,068	835,199
Derivative financial instruments	165,265	110,108
Total current liabilities	11,740,048	9,223,843
Total liabilities	26,711,721	18,937,381
Total equity and liabilities	42,765,275	₺ 33,982,469
Effect Of Change Due to IFRS 9 [member]
Assets
Trade receivables	(608)
Other non-current assets	(228)
Total non-current assets	(836)
Trade receivables	49,567
Due from related parties	67
Receivables from financial services	(40,463)
Held to maturity investments	(51,863)
Financial asset at fair value through profit or loss	9,409
Financial asset at fair value through other comprehensive income	42,454
Cash and cash equivalents	(2,364)
Other current assets	87
Subtotal	6,894
Total current assets	6,894
Total assets	6,058
Equity
Reserves	(154)
Retained earnings	4,989
Total equity attributable to equity holders of Turkcell Iletisim Hizmetleri AS ("the Company")	4,835
Total equity	4,835
Liabilities
Deferred tax liabilities	1,223
Total non-current liabilities	1,223
Total liabilities	1,223
Total equity and liabilities	6,058
Effect Of Change Due to IFRS 15 [member]
Assets
Intangible assets	1,059,866
Trade receivables	(3,513)
Contract assets	3,513
Other non-current assets	(10,849)
Total non-current assets	1,049,017
Trade receivables	(703,742)
Contract assets	711,928
Other current assets	(137,997)
Subtotal	(129,811)
Total current assets	(129,811)
Total assets	919,206
Equity
Reserves	8,958
Retained earnings	667,946
Total equity attributable to equity holders of Turkcell Iletisim Hizmetleri AS ("the Company")	676,904
Total equity	676,904
Liabilities
Deferred tax liabilities	193,854
Contract liabilities	131,598
Other non-current liabilities	(102,887)
Total non-current liabilities	222,565
Trade and other payables	1,786
Due to related parties	17,951
Contract liabilities	255,756
Deferred revenue	(255,756)
Total current liabilities	19,737
Total liabilities	242,302
Total equity and liabilities	919,206
Effect Of Change Due to IFRS 16 [member]
Assets
Right-of-use assets	1,649,602
Deferred tax assets	14,696
Other non-current assets	(161,426)
Total non-current assets	1,502,872
Trade receivables	6,926
Other current assets	(312,872)
Subtotal	(305,946)
Total current assets	(305,946)
Total assets	1,196,926
Equity
Reserves	(740)
Retained earnings	(71,464)
Total equity attributable to equity holders of Turkcell Iletisim Hizmetleri AS ("the Company")	(72,204)
Total equity	(72,204)
Liabilities
Borrowings	902,285
Total non-current liabilities	902,285
Borrowings	366,845
Total current liabilities	366,845
Total liabilities	1,269,130
Total equity and liabilities	1,196,926
31 December 2018 without Adoptions [member]
Assets
Property, plant and equipment	11,116,316
Intangible assets	8,990,306
Investment properties	15,425
Trade receivables	119,122
Receivables from financial services	884,686
Deferred tax assets	138,036
Investments in equity accounted investees	19,413
Other non-current assets	593,809
Total non-current assets	21,877,113
Inventories	180,434
Trade receivables	3,153,239
Due from related parties	13,466
Receivables from financial services	3,326,706
Derivative financial instruments	1,356,062
Held to maturity investments	51,863
Cash and cash equivalents	7,421,603
Other current assets	1,542,294
Subtotal	17,045,667
Assets classified as held for sale	1,720,305
Total current assets	18,765,972
Total assets	40,643,085
Equity
Share capital	2,200,000
Share premium	269
Treasury shares (-)	(141,534)
Additional paid in capital	35,026
Reserves	2,495,473
Remeasurements of employee termination benefit	(34,871)
Retained earnings	10,757,846
Total equity attributable to equity holders of Turkcell Iletisim Hizmetleri AS ("the Company")	15,312,209
Non-controllinginterests	131,810
Total equity	15,444,019
Liabilities
Borrowings	12,217,351
Employee benefit obligations	224,747
Provisions	268,722
Deferred tax liabilities	667,283
Other non-current liabilities	467,497
Total non-current liabilities	13,845,600
Borrowings	6,669,064
Current tax liabilities	133,597
Trade and other payables	3,786,388
Due to related parties	27,380
Deferred revenue	264,704
Provisions	307,068
Derivative financial instruments	165,265
Total current liabilities	11,353,466
Total liabilities	25,199,066
Total equity and liabilities	₺ 40,643,085